Acquisitions, Divestitures and Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Business Acquisitions and Divestitures [Line Items]
Gain or loss on sale of assets and other, net	$ 1,646,000	$ 279,000	$ 977,000	$ 614,000	$ 837,000	$ 6,073,000	$ (52,000)	$ (322,000)	$ (3,516,000)	$ (6,536,000)	$ 24,598,000
Loss from discontinued operations, net of taxes, total									0	0	(2,351,000)
Assets [Abstract]
Current	5,981,000								5,981,000
Noncurrent	748,000								748,000
Oil and natural gas properties	1,516,737,000								1,516,737,000
Total assets acquired	1,523,466,000								1,523,466,000
Liabilities [Abstract]
Current liabilities	2,130,000								2,130,000
Asset retirement obligations	19,853,000								19,853,000
Total liabilities assumed	21,983,000								21,983,000
Net assets acquired	1,501,483,000								1,501,483,000
Business Acquisition Pro Forma Results of Operations
Total revenue and other									1,819,878,000	939,572,000
Total operating expenses									901,967,000	720,360,000
Net income									528,046,000	(86,952,000)
Basic									$ 3.01	$ (0.57)
Diluted									$ 3.00	$ (0.57)
Business Acquisition Element [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date										November 16, 2010
Total consideration transferred					118,000,000					118,000,000
Business Acquisition CrownQuest/Patriot [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date										October 14, 2010
Number of acquisitions										2
Total consideration transferred					260,000,000					260,000,000
Business Acquisition CrownQuest/Element [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date										August 16, 2010
Total consideration transferred					95,000,000					95,000,000
Acquisition of interests in Henry Savings LP and Henry Savings Management LLC
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date										May 27, 2010
Total consideration transferred					323,000,000					323,000,000
Acquisition of interests in two wholly owned subsidiaries of HighMount Exploration and Production LLC
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date										April 30, 2010
Total consideration transferred					327,000,000					327,000,000
Acquisition of cetain oil and natural gas properties from certain affiliates of Merit Energy Company
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date										January 29, 2010
Total consideration transferred					151,000,000					151,000,000
Business Acquisition Various [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Total consideration transferred	38,000,000								38,000,000
Business Acquisition Terminated [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition contract price										95,000,000
Amount of deposit included in cash paid					9,000,000					9,000,000
Business Acquisition Forest Oil [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date											August 31, 2009, and September 30, 2009
Number of acquisitions											2
Total consideration transferred											114,000,000
Business Acquisition Plains [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date									December 15, 2011
Total consideration transferred	544,000,000								544,000,000
Business Acquisition Permian [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date									November 1, 2011, and November 18, 2011
Number of acquisitions									2
Amount of cash paid to acquire the entity	108,000,000								108,000,000
Amount of payable recorded	2,000,000								2,000,000
Total consideration transferred	110,000,000								110,000,000
Business Acquisition Panther [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date									June 1, 2011
Total consideration transferred	223,000,000								223,000,000
Business Acquisition Williston [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date									May 2, 2011, and May 11, 2011
Number of acquisitions									2
Amount of cash paid to acquire the entity	154,000,000								154,000,000
Amount of receivable recorded	1,000,000								1,000,000
Total consideration transferred	153,000,000								153,000,000
Business Acquisition SandRidge [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date									April 1, 2011, and April 5, 2011
Number of acquisitions									2
Total consideration transferred	239,000,000								239,000,000
Business Acquisition Concho [Member]
Schedule of Business Acquisitions and Divestitures [Line Items]
Acquisition closing date									March 31, 2011
Amount of cash paid to acquire the entity	196,000,000								196,000,000
Amount of receivable recorded	2,000,000								2,000,000
Total consideration transferred	$ 194,000,000								$ 194,000,000